                                                                               October 31, 2001
[RIGHTIME LOGO]
RIGHTIME
Family of Funds
                                                                              THE RIGHTIME FUND
                                                                       PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------------------------------
                                                                                         Value
Shares                                                                                  (Note )
-------------                                                                      ------------
EQUITY FUNDS: (22.08%)
     11,161   American Century Heritage Fund                                       $    113,062
     99,900   American Century New Opportunity Fund                                     479,519
      9,068   American Century Vista Fund                                                96,304
     12,229   Fidelity Mid-Cap Stock Fund                                               247,139
     23,418   Fidelity Small Cap Fund                                                   372,344
     10,555   Fidelity Value Fund                                                       492,273
     66,413   Invesco Dynamics Fund                                                     897,910
      6,491   Kemper -Dremen High Return Fund                                           226,725
     20,703   Liberty Acorn "Z" Fund                                                    324,620
     27,667   MAS Mid-Cap Value Fund                                                    496,352
     44,451   MAS Value Fund                                                            612,538
     81,339   MFS New Discovery  Fund                                                 1,177,788
     14,595   NY "Davis" Venture  Value Fund                                            336,410
     89,190   State Street Research Aurora Fund                                       2,532,108
     17,582   T. Rowe Price Value Fund                                                  309,270
     16,837   Value Line Special Situations Fund                                        298,181
     10,754   Vanguard Equity Income Fund                                               236,383
                                                                                   ------------
              Total Equity Funds (cost $11,642,869)                                $  9,248,926
                                                                                   ------------

MONEY MARKET FUNDS: (57.39%)
  3,053,462   AIM Cash Reserves Fund                                               $  3,053,462
    674,913   American Century Premier Fund                                             674,913
  5,328,628   Fidelity US Government Fund                                             5,328,628
  2,148,620   Liberty Money Market Fund                                               2,148,620
  2,040,022   Lord Abbett Money Market Fund                                           2,040,022
  3,688,617   MFS Money Market Fund                                                   3,688,617
  1,595,371   Pioneer Cash Reserves Fund                                              1,595,371
  3,367,912   Putnam Money Market Fund                                                3,367,912
  2,140,700   Value Line Cash Fund                                                    2,140,700
                                                                                   ------------
              Total Money Market Funds (cost $24,038,245)                          $ 24,038,245
                                                                                   ------------

Principal                                                                               Value
Amount                                                                                 (Note 1)
-------------                                                                      ------------
              SHORT-TERM INVESTMENTS (20.25%)

              Repurchase Agreement (15.49%)(b)
 $6,487,000   Fuji Securities
              2.60%; 11/1/01 (cost $6,487,000 ; maturity value $6,487,469)         $  6,487,000
                                                                                   ------------
              United States Treasury Bills (4.76%)(c)
  2,000,000   3.33%; 11/29/01   (cost $1,994,820)                                     1,994,820
                                                                                   ------------

              Total Short-term Investments (cost $8,481,820)                          8,481,820
                                                                                   ------------

              Total Investments (cost $44,162,934)(99.72%)(a)                        41,768,991
              Other Assets Less Liabilities  (0.28%)                                    114,080
                                                                                   ------------

              Net Assets (100.00%)                                                 $ 41,883,071
                                                                                   ============

(a) Aggregate cost for federal income tax purposes is $44,162,934. At October 31, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

              Gross unrealized appreciation                                         $    38,019
              Gross unrealized depreciation                                          (2,431,962)
                                                                                   ------------

              Net unrealized appreciation                                          $ (2,393,943)
                                                                                   ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $6,621,216  which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 2001, the market value of $1,994,820 of the U.S. Treasury Bills was pledged to cover margin requirements for futures contracts.

            Futures contracts at October 31, 2001:
            (Contracts/delivery month/commitment)
                                                                                    Unrealized
                                                                                   Depreciation
                                                                                   ------------

            S&P 400 MidCap Stock Index ($500 times premium)
            39/Dec/Buy                                                                  154,050

            Russell 2000 Stock Index ($500 times premium)
            47/Dec/Buy                                                                  368,950
                                                                                   ------------

                                                                                   $    523,000
                                                                                   ============

See accompanying notes to financial statements




[RIGHTIME LOGO]                                                                           October 31, 2001
RIGHTIME
Family of Funds
                                                                               The Rightime Blue Chip Fund
                                                                                  Portfolio of Investments
----------------------------------------------------------------------------------------------------------
                                                                                                     Value
Shares                                                                                             (Note 1)
------                                                                                        ------------
COMMON STOCK (92.06%)

INDUSTRIALS (69.09%)

Aerospace/Defense (1.12%)
         7,218  Boeing Co.                                                                     $   235,307
         1,663  General Dynamics Corp.                                                             135,701
         3,594  Lockheed Martin Corp.                                                              175,279
           706  Northrop Grumman Corp.                                                              70,565
         2,941  Raytheon Corp.                                                                      94,847
         1,514  Rockwell International Corp.                                                        20,863
         1,514  Rockwell Collins Corp.*                                                             20,439
         3,895  United Technologies Corp.                                                          209,902
                                                                                              ------------
                                                                                                   962,903
                                                                                              ------------
Aluminum (0.36%)
         2,643  Alcan Aluminium Ltd.                                                                80,744
         7,142  Alcoa Inc.                                                                         230,472
                                                                                              ------------
                                                                                                   311,216
                                                                                              ------------
Auto Parts After Market (0.13%)
           601  Cooper Tire & Rubber Co.                                                             7,939
         1,424  Genuine Parts Co.                                                                   46,280
         1,314  Goodyear Tire & Rubber Co.                                                          24,480
           728  ITT Industries, Inc.                                                                35,010
                                                                                              ------------
                                                                                                   113,709
                                                                                              ------------
Automobiles (0.52%)
        15,138  FORD MOTOR CO.                                                                     242,965
         4,540  General Motors Corp.                                                               187,593
         1,083  VISTEON CORP.                                                                       12,888
                                                                                              ------------
                                                                                                   443,446
                                                                                              ------------
Beverages (Alcoholic) (0.42%)
           309  Adolph Coors Co. Class B                                                            15,373
         7,426  Anheuser-Busch Co., Inc.                                                           309,367
           567  Brown-Forman Corp. Class B                                                          33,702
                                                                                              ------------
                                                                                                   358,442
                                                                                              ------------
Beverages (Soft Drinks) (1.97%)
        20,580  Coca-Cola Co.                                                                      985,370
        14,627  PepsiCo, Inc.                                                                      712,481
                                                                                              ------------
                                                                                                 1,697,851
                                                                                              ------------
Biotechnology (0.73%)
         8,631  Amgen, Inc.*                                                                       490,413
         1,747  APPLERA CORP-APPLIED BIOSYStems                                                     50,977
         1,231  Biogen, Inc.*                                                                       67,705
           965  Quintiles Transnational Corp.*                                                      15,305
                                                                                              ------------
                                                                                                   624,400
                                                                                              ------------
Broadcast Media (1.22%)
         4,862  Clear Channel Communications*                                                      185,339
         7,820  Comcast Corp. Class A Special*                                                     280,269
         1,725  Univision Communications Inc.*                                                      43,125
        14,729  Viacom International Class B*                                                      537,756
                                                                                              ------------
                                                                                                 1,046,489
                                                                                              ------------
Building Materials (0.12%)
         3,805  Masco Corp.                                                                         75,453
         1,297  Sherwin-Williams Co.                                                                31,595
                                                                                              ------------
                                                                                                   107,048
                                                                                              ------------
Chemicals (0.98%)
         1,886  Air Products & Chemicals, Inc.                                                      75,515
         7,426  Dow Chemical Co.                                                                   246,915
         8,628  E.I. du Pont de Nemours & Co.                                                      345,034
           638  Eastman Chemical                                                                    21,890
           855  Goodrich (B.F.) Co.                                                                 18,254
           417  Great Lakes Chemical Corp.                                                           8,845
           894  Hercules, Inc.*                                                                      6,759
         1,330  Praxair, Inc.                                                                       62,749
         1,822  Rohm & Haas Co.                                                                     59,160
                                                                                              ------------
                                                                                                   845,121
                                                                                              ------------
Chemicals (Diversified) (0.18%)
           912  Avery Dennison Corp.                                                                42,226
         1,082  Engelhard Corp.                                                                     28,327
           258  FMC Corp.*                                                                          12,245
         1,394  PPG Industries, Inc.                                                                68,069
                                                                                              ------------
                                                                                                   150,867
                                                                                              ------------
Commercial Services (0.37%)
         1,399  Cintas Corp.                                                                        56,548
         1,414  Convergys Corp.*                                                                    39,733
         1,056  Ecolab, Inc.                                                                        37,150
         1,544  Fiserv, Inc.*                                                                       57,421
           341  National Service Industries, Inc.                                                    6,049
         1,533  Omnicom Group Inc.                                                                 117,704
                                                                                              ------------
                                                                                                   314,605
                                                                                              ------------
Communication (Equipment/Manufacturers) (2.60%)
         6,467  ADC Telecommunications, Inc.*                                                       29,425
           674  Andrew Corp.*                                                                       12,247
         2,349  AVAYA INC.*                                                                         20,977
        60,557  Cisco Systems, Inc.*                                                             1,024,624
         7,697  Corning, Inc.*                                                                      62,038
        10,891  JDS UNIPHASE CORP.*                                                                 87,019
        28,179  Lucent Technologies, Inc.*                                                         188,799
         1,617  Molex, Inc.                                                                         46,780
         6,330  Nextel Communications*                                                              50,324
        26,363  Nortel Networks Corp*                                                              153,169
         6,266  Qualcomm, Inc.*                                                                    307,786
        13,745  Qwest Communications, Intl.                                                        177,998
         1,348  Scientific-Atlanta, Inc.                                                            28,133
         3,387  Tellabs, Inc.*                                                                      46,233
                                                                                              ------------
                                                                                                 2,235,552
                                                                                              ------------
Computer Hardware (1.16%)
         2,487  APPLIED MICRO CIRCUITS CORP*                                                        27,432
        21,521  Dell Computer*                                                                     516,074
        16,075  Hewlett-Packard Co.                                                                270,542
         1,583  Jabil Circuit, Inc.*                                                                33,560
         1,061  Lexmark Intl.*                                                                      47,480
         2,646  Sanmina Corp.*                                                                      40,060
         5,405  Solectron Corp.*                                                                    66,481
                                                                                              ------------
                                                                                                 1,001,629
                                                                                              ------------
Computer Software (6.27%)
         1,979  Adobe Systems, Inc.                                                                 52,246
         2,591  ALLTEL Corp.                                                                       148,050
           447  Autodesk, Inc.                                                                      14,849
         5,165  Automatic Data Processing, Inc.                                                    266,824
         2,016  BMC Software, Inc.*                                                                 30,381
            18  BROADVISION INC.*                                                                       37
         4,769  Computer Associates International, Inc.                                            147,457
         1,396  Computer Sciences Corp.*                                                            50,130
         3,043  Compuware Corp.*                                                                    31,282
         3,872  Electronic Data Systems                                                            249,241
        18,259  EMC Corp.*                                                                         224,951
         3,241  First Data Corp.                                                                   218,994
         2,439  IMS Health, Inc.                                                                    52,121
         1,727  Intuit, Inc.*                                                                       69,460
           684  MERCURY INTERACTIVE CORP.*                                                          16,293
        44,532  Microsoft Corp.*                                                                 2,589,536
           799  NCR Corporation*                                                                    28,325
         2,694  Network Appliance*                                                                  35,830
         2,979  Novell, Inc.*                                                                       10,546
        46,446  Oracle Corp.*                                                                      629,808
         4,693  PALM INC.*                                                                          11,545
         2,187  Parametric Technology Corp.*                                                        15,331
         2,433  Peoplesoft, Inc.*                                                                   72,430
         1,017  SAPIENT CORPORATION*                                                                 4,383
         3,750  Siebel Systems*                                                                     61,238
        26,947  Sun Microsystems, Inc.*                                                            273,512
         3,289  Veritas Software Corp.*                                                             93,342
                                                                                              ------------
                                                                                                 5,398,142
                                                                                              ------------
Computer Systems (2.38%)
         2,888  Apple Computer, Inc.*                                                               50,713
         1,529  Citrix Systems*                                                                     35,779
        13,975  COMPAQ Computer Corp.                                                              122,281
         1,534  Comverse Technology, Inc.*                                                          28,855
         3,986  Concord EFS, Inc.*                                                                 109,097
         2,673  Gateway 2000*                                                                       15,102
        14,376  International Business Machines Corp.                                            1,553,614
         4,933  Micron Technology Inc.*                                                            112,275
         2,621  Unisys Corp.*                                                                       23,406
                                                                                              ------------
                                                                                                 2,051,122
                                                                                              ------------
Conglomerates (5.76%)
           664  ALLEGHENY TECHNOLOGIES INC.                                                          9,827
        36,658  AOL TIME WARNER*                                                                 1,144,096
         4,213  El Paso Energy Corp.                                                               206,690
        82,185  General Electric Co.                                                             2,992,356
         6,697  HONEYWELL INTERNATIONAL INC.                                                       197,896
         3,277  Minnesota Mining & Manufacturing Co.                                               342,053
         1,314  PACTIV CORPORATION*                                                                 21,287
         1,168  Textron, Inc.                                                                       36,967
                                                                                              ------------
                                                                                                 4,951,172
                                                                                              ------------
Containers (0.06%)
           229  Ball Corp.                                                                          14,093
           437  Bemis Co., Inc.                                                                     18,909
           408  Temple-Inland Inc.                                                                  20,396
                                                                                              ------------
                                                                                                    53,398
                                                                                              ------------
Cosmetics (0.47%)
           469  Alberto-Culver Co. Class B                                                          19,815
         1,963  Avon Products, Inc.                                                                 91,927
         8,726  Gillette Co.                                                                       271,291
           793  International Flavors & Fragrances, Inc.                                            22,608
                                                                                              ------------
                                                                                                   405,641
                                                                                              ------------
Electrical Components & Other Equipment (0.17%)
         2,717  Maxim Integrated Products, Inc.*                                                   124,303
         1,875  Symbol Technologies, Inc.                                                           24,094
                                                                                              ------------
                                                                                                   148,397
                                                                                              ------------
Electrical Equipment (0.25%)
         3,546  Emerson Electric Co.                                                               173,825
           482  Thomas & Betts Corp.*                                                                8,753
           786  W.W. Grainger, Inc.                                                                 34,034
                                                                                              ------------
                                                                                                   216,612
                                                                                              ------------
Electronics (Instrumentation) (0.14%)
         3,780  AGILENT TECHNOLOGIES*                                                               84,181
           835  Perkinelmer Inc.                                                                    22,470
           776  Tektronix, Inc.*                                                                    15,287
                                                                                              ------------
                                                                                                   121,938
                                                                                              ------------
Electronics (Semiconductors) (3.56%)
         2,846  Advanced Micro Devices, Inc.*                                                       28,005
         3,200  Altera Corp.*                                                                       64,640
         2,978  Analog Devices, Inc.*                                                              113,164
         6,729  Applied Materials, Inc.*                                                           229,526
         2,152  BROADCOM CORP - CLASS A*                                                            74,050
         2,044  Conexant Systems Inc.*                                                              20,747
        55,643  Intel Corp.                                                                      1,358,802
         1,534  KLA - Tencor Corp.*                                                                 62,679
         2,631  Linear Technology Corp.                                                            102,083
         2,990  LSI Logic Corp.*                                                                    50,681
        18,171  Motorola, Inc.                                                                     297,459
         1,436  National Semiconductor Corp.*                                                       37,307
         1,180  Novellus Systems, Inc.*                                                             38,975
         1,362  PMC - Sierra Inc.*                                                                  22,105
           763  QLOGIC CORP*                                                                        30,024
         1,443  Teradyne, Inc.*                                                                     33,261
        14,364  Texas Instruments, Inc.                                                            402,048
         1,518  Vitesse Semiconductor Corp.*                                                        14,330
         2,752  Xilinx, Inc.*                                                                       83,716
                                                                                              ------------
                                                                                                 3,063,602
                                                                                              ------------
Entertainment (0.53%)
         4,839  Carnival Corp.                                                                     105,393
           970  Harrah's Entertainment, Inc.*                                                       28,256
        17,292  Walt Disney Co.                                                                    321,458
                                                                                              ------------
                                                                                                   455,107
                                                                                              ------------
Food Wholesalers (0.18%)
         1,096  SuperValu Inc.                                                                      23,389
         5,565  Sysco Corp.                                                                        134,172
                                                                                              ------------
                                                                                                   157,561
                                                                                              ------------
Foods (1.24%)
         5,492  Archer-Daniels-Midland Co.                                                          76,504
         3,379  Campbell Soup Co.                                                                   95,423
         3,685  Coca-Cola Enterprises, Inc.                                                         67,620
         4,445  ConAgra, Inc.                                                                      101,790
         2,355  General Mills, Inc.                                                                108,142
         2,885  H.J. Heinz Co.                                                                     122,439
         1,132  Hershey Foods Corp.                                                                 72,142
         3,359  Kellogg Co.                                                                        102,450
         2,564  Ralston-Purina Group                                                                84,074
         6,509  Sara Lee Corp.                                                                     145,086
         1,869  Wrigley, (Wm.) Jr.                                                                  93,543
                                                                                              ------------
                                                                                                 1,069,213
                                                                                              ------------
Gold Mining (0.18%)
         3,277  Barrick Gold Corp.                                                                  51,088
         1,192  Freeport-McMoRan Copper & Gold Inc. Class B*                                        13,231
         2,180  Homestake Mining Co.                                                                17,876
         1,618  Newmont Mining Corp.                                                                37,538
         2,711  Placer Dome Group, Inc.                                                             30,933
                                                                                              ------------
                                                                                                   150,666
                                                                                              ------------
Hardware & Tools (0.07%)
           673  Black & Decker Corp.                                                                22,270
           479  Snap-On Inc.                                                                        12,818
           707  Stanley Works                                                                       27,092
                                                                                              ------------
                                                                                                    62,180
                                                                                              ------------
Health Care (Diversified) (4.38%)
        12,815  Abbott Laboratories, Inc.                                                          678,939
        10,876  American Home Products Corp.                                                       607,207
        16,080  Bristol-Myers Squibb Co.                                                           859,476
        25,055  Johnson & Johnson                                                                1,450,935
         2,625  United Healthcare Corp.                                                            172,594
                                                                                              ------------
                                                                                                 3,769,151
                                                                                              ------------
Health Care (Drugs) (6.15%)
         9,299  Eli Lilly & Co.                                                                    711,374
         1,458  Forest Laboratories, Inc.*                                                         108,446
         1,891  KING PHARMACEUTICALS INC.*                                                          73,730
         1,761  MedImmune Inc.*                                                                     69,102
        18,973  Merck & Co., Inc.                                                                1,210,667
        52,233  Pfizer, Inc.                                                                     2,188,563
        10,764  PHARMACIA CORP.                                                                    436,157
        12,106  Schering-Plough Corp.                                                              450,101
           876  Watson Pharmaceuticals, Inc.*                                                       41,768
                                                                                              ------------
                                                                                                 5,289,908
                                                                                              ------------
Health Care (Miscellaneous) (0.43%)
         3,689  Cardinal Health, Inc.                                                              247,569
           851  HCR Manor Care*                                                                     19,879
         3,224  HEALTHSOUTH Corp.*                                                                  41,976
           524  Wellpoint Health Networks*                                                          58,473
                                                                                              ------------
                                                                                                   367,897
                                                                                              ------------
Heavy Duty Trucks & Parts (0.13%)
           342  Cummins Engine Co., Inc.                                                            10,708
         1,225  Dana Corp.                                                                          13,169
           571  Eaton Corp.                                                                         37,366
           492  Navistar International Corp.*                                                       14,760
           634  Paccar, Inc.                                                                        33,488
                                                                                              ------------
                                                                                                   109,491
                                                                                              ------------
Homebuilding (0.04%)
           491  Centex Corp.                                                                        18,786
           488  Pulte Corp.                                                                         15,860
                                                                                              ------------
                                                                                                    34,646
                                                                                              ------------
Hospital Management Companies (0.40%)
         4,448  Columbia/HCA Healthcare Corp.                                                      176,408
         1,407  Humana, Inc.*                                                                       16,251
         2,683  Tenet Healthcare Corp.*                                                            154,326
                                                                                              ------------
                                                                                                   346,985
                                                                                              ------------
Hotel/Motel (0.15%)
         3,052  Hilton Hotels Corp.                                                                 26,125
         2,017  Marriott Intl (com)                                                                 63,193
         1,645  Starwood Hotels & Resorts                                                           36,256
                                                                                              ------------
                                                                                                   125,574
                                                                                              ------------
Household Furnishings & Appliances (0.06%)
           630  Maytag Corp.                                                                        17,564
           552  Whirlpool Corp.                                                                     32,579
                                                                                              ------------
                                                                                                    50,143
                                                                                              ------------
Household Products (1.65%)
         1,957  Clorox Co.                                                                          69,865
         4,643  Colgate-Palmolive Co.                                                              267,065
         1,265  Fortune Brands                                                                      46,615
        10,716  Procter & Gamble Co.                                                               790,626
         4,730  Unilever N.V. ADR                                                                  245,865
                                                                                              ------------
                                                                                                 1,420,036
                                                                                              ------------
Housewares (0.08%)
         2,207  NEWELL RUBBERMAID                                                                   61,001
           480  Tupperware Corp.                                                                     9,787
                                                                                              ------------
                                                                                                    70,788
                                                                                              ------------
Machinery (Diversified) (0.33%)
         2,840  Caterpillar, Inc.                                                                  127,005
           775  Cooper Industries, Inc.                                                             29,993
         1,943  Deere & Co.                                                                         71,872
         1,393  Ingersoll-Rand Co.                                                                  51,959
                                                                                              ------------
                                                                                                   280,829
                                                                                              ------------
Manufacturing (Diversified Industries) (1.38%)
           494  Crane Co.                                                                           10,117
         1,180  Danaher Corp.                                                                       65,773
         1,682  Dover Corp.                                                                         55,422
         2,516  Illinois Tool Works, Inc.                                                          143,915
           719  Johnson Controls, Inc.                                                              51,998
           390  Millipore Corp.                                                                     20,397
         1,016  Pall Corp.                                                                          20,625
           967  Parker Hannifin Corp.                                                               34,715
        16,024  Tyco Intl Ltd.                                                                     787,419
                                                                                              ------------
                                                                                                 1,190,381
                                                                                              ------------
Manufacturing (Specialized Industries) (0.23%)
         1,614  American Power Conversion Corp.*                                                    20,772
         2,503  Harley-Davidson, Inc.                                                              113,286
         1,624  Leggett & Platt, Inc.                                                               35,192
         1,500  Thermo Electron Corp.*                                                              31,710
                                                                                              ------------
                                                                                                   200,960
                                                                                              ------------
Medical Products & Supplies (1.46%)
           444  Bausch & Lomb, Inc.                                                                 14,457
         4,902  Baxter International, Inc.                                                         237,110
         2,131  Becton, Dickinson & Co.                                                             76,290
         2,222  Biomet, Inc.                                                                        67,771
         3,322  Boston Scientific Corp.*                                                            75,542
           420  C.R. Bard, Inc.                                                                     23,058
         1,572  Chiron Corp.*                                                                       84,605
         2,541  Guidant Corp.*                                                                     105,477
        10,001  Medtronic, Inc.                                                                    403,040
           626  Sigma Aldrich Corp.                                                                 23,488
           710  St. Jude Medical, Inc.*                                                             50,410
         1,623  Stryker Corp.                                                                       91,278
                                                                                              ------------
                                                                                                 1,252,526
                                                                                              ------------
Metals Miscellaneous (0.07%)
           656  FLUOR CORP.                                                                         24,416
         1,505  Inco Ltd.*                                                                          20,528
           652  Phelps Dodge Corp.*                                                                 18,908
                                                                                              ------------
                                                                                                    63,852
                                                                                              ------------
Miscellaneous (1.34%)
         1,090  Allergan, Inc.                                                                      78,251
           526  American Greetings Corp. Class A                                                     7,375
           725  Brunswick Corp.                                                                     12,970
         7,966  Cendant Corporation*                                                               103,239
           585  Deluxe Corp.                                                                        20,475
         2,401  Eastman Kodak Co.                                                                   61,394
         1,513  H & R Block, Inc.                                                                   51,563
         3,104  Interpublic Group of Cos., Inc.                                                     69,685
           368  KB Home                                                                             10,857
           827  Kerr-McGee Corp.                                                                    47,635
         1,632  Loews Corp.                                                                         82,906
         2,357  McKesson HBO Inc                                                                    87,185
         3,089  Paychex, Inc.                                                                       99,033
         1,191  Pepsi Bottling Group                                                                55,358
           971  R.R. Donnelley & Sons Co.                                                           24,760
         1,452  Robert Half International, Inc.*                                                    29,955
           693  Sealed Air Corp.*                                                                   27,748
           881  TMP Worldwide Inc.*                                                                 26,298
         1,034  TRW, Inc.                                                                           34,939
         4,254  Williams Cos., Inc.                                                                122,813
         4,691  YAHOO! INC.*                                                                        51,038
         1,609  Zimmer Holdings Inc.*                                                               49,734
                                                                                              ------------
                                                                                                 1,155,211
                                                                                              ------------
Office Equipment & Supplies (0.17%)
         2,463  Office Depot, Inc.*                                                                 33,497
         2,042  Pitney Bowes, Inc.                                                                  74,860
         5,745  Xerox Corp.*                                                                        40,215
                                                                                              ------------
                                                                                                   148,572
                                                                                              ------------
Oil (Domestic Integrated) (0.55%)
           738  Amerada Hess Corp.                                                                  43,357
           578  Ashland Inc.                                                                        23,270
         3,066  Occidental Petroleum Corp.                                                          77,631
         3,138  Phillips Petroleum Co.                                                             170,739
           695  Sunoco                                                                              26,014
         2,014  Unocal Corp.                                                                        64,851
         2,554  USX-Marathon Group                                                                  70,465
                                                                                              ------------
                                                                                                   476,327
                                                                                              ------------
Oil (Exploration & Production) (0.45%)
         2,074  Anadarko Petroleum Corp.                                                           118,322
         1,038  Apache Corp.                                                                        53,561
         1,750  Burlington Resources, Inc.                                                          65,188
         1,071  Devon Energy Corporation                                                            41,019
           959  EOG RESOURCES INC.                                                                  33,920
         1,216  Nabors Industries, Inc.*                                                            37,380
         1,110  Noble Drilling Corp.*                                                               33,911
                                                                                              ------------
                                                                                                   383,301
                                                                                              ------------
Oil (International Integrated) (4.72%)
         8,818  ChevronTexaco Corp.                                                                780,834
         5,169  Conoco, Inc. Class B                                                               132,843
        57,088  EXXON MOBIL CORP.                                                                2,252,122
        17,742  Royal Dutch Petroleum Co. ADR                                                      896,148
                                                                                              ------------
                                                                                                 4,061,947
                                                                                              ------------
Oil Well Equipment & Services (0.60%)
         2,778  Baker Hughes, Inc.                                                                  99,536
         3,551  Halliburton Co.                                                                     87,674
           507  McDermott International, Inc.*                                                       5,374
           781  Rowan Cos., Inc.*                                                                   13,191
         4,744  Schlumberger Ltd.                                                                  229,704
         2,632  Transocean Offshore                                                                 79,355
                                                                                              ------------
                                                                                                   514,834
                                                                                              ------------
Paper & Forest Products (0.78%)
           476  Boise Cascade Corp.                                                                 13,595
         1,869  Georgia-Pacific Corp.                                                               51,883
         3,997  International Paper Co.                                                            143,093
         4,404  Kimberly-Clark Corp.                                                               244,466
           864  Louisiana-Pacific Corp.                                                              6,221
           820  Mead Corp.                                                                          22,009
           837  Vulcan Materials Co.                                                                34,794
           834  Westvaco Corp.                                                                      20,475
         1,781  Weyerhaeuser Co.                                                                    88,890
           907  Williamette Industries                                                              42,493
                                                                                              ------------
                                                                                                   667,919
                                                                                              ------------
Publishing (0.17%)
         1,616  McGraw-Hill Cos.                                                                    84,969
           412  Meredith Corp.                                                                      13,596
         1,304  MOODY'S CORP.                                                                       45,275
                                                                                              ------------
                                                                                                   143,840
                                                                                              ------------
Publishing (Newspapers) (0.39%)
           715  Dow Jones & Co., Inc.                                                               32,175
         2,190  Gannett Co., Inc.                                                                  138,408
           606  Knight-Ridder, Inc.                                                                 34,087
         1,318  New York Times Co. Class A                                                          54,368
         2,470  Tribune Co.                                                                         74,594
                                                                                              ------------
                                                                                                   333,632
                                                                                              ------------
Restaurants (0.46%)
           977  Darden Restaurants, Inc.                                                            31,284
        10,701  McDonald's Corp.                                                                   278,975
         1,216  Tricon Global Restaurants*                                                          61,517
           940  Wendy's International, Inc.                                                         24,722
                                                                                              ------------
                                                                                                   396,498
                                                                                              ------------
Retail Stores (Department) (0.23%)
           704  Dillard's, Inc.                                                                      9,117
         1,636  Federated Department Stores*                                                        52,336
         2,177  J.C. Penney Co., Inc.                                                               47,284
         2,474  May Department Stores Co.                                                           77,807
         1,108  Nordstrom, Inc.                                                                     15,623
                                                                                              ------------
                                                                                                   202,167
                                                                                              ------------
Retail Stores (Drugs) (0.32%)
         8,422  Walgreen Co.                                                                       272,704
                                                                                              ------------
                                                                                                   272,704
                                                                                              ------------
Retail Stores (Food Chains) (0.53%)
         3,352  Albertson's, Inc.                                                                  106,962
         6,709  Kroger Co.*                                                                        164,102
         4,182  Safeway, Inc.                                                                      174,180
         1,163  Winn Dixie Stores, Inc.                                                             12,863

                                                                                              ------------
                                                                                                   458,107
                                                                                              ------------
Retail Stores (General Merchandise) (2.64%)
           937  Big Lots Inc.                                                                        6,840
         4,054  Kmart Corp.*                                                                        24,851
         2,719  Sears, Roebuck & Co.                                                               105,416
         7,439  TARGET CORP.                                                                       231,725
        36,993  Wal-Mart Stores, Inc.                                                            1,901,440
                                                                                              ------------
                                                                                                 2,270,272
                                                                                              ------------
Retail Stores (Specialty - Apparel) (0.24%)
         7,112  Gap, Inc.                                                                           92,954
         3,529  Limited, Inc.                                                                       39,348
         2,321  TJX Cos., Inc.                                                                      78,450
                                                                                              ------------
                                                                                                   210,752
                                                                                              ------------
Retail Stores (Specialty) (2.21%)
           927  AutoZone, Inc.*                                                                     54,257
         2,389  Bed Bath & Beyond, Inc.*                                                            59,868
         1,733  Best Buy, Inc.*                                                                     95,142
         1,722  Circuit City Stores, Inc.                                                           23,626
         3,724  Costco Companies*                                                                  140,879
         3,255  CVS Corporation                                                                     77,795
         4,633  Delphi Automotive Systems                                                           53,789
         2,736  Dollar General Corp.                                                                39,097
         1,422  Family Dollar Stores Inc.                                                           41,039
        19,308  Home Depot, Inc.                                                                   738,145
         2,757  Kohls Corp.*                                                                       153,317
         6,364  Lowes Cos., Inc.                                                                   217,012
         1,535  Radioshack Inc.                                                                     38,360
         3,776  Staples, Inc.*                                                                      55,054
         3,146  Starbucks Corp.*                                                                    53,860
         1,208  Tiffany & Co.                                                                       28,255
         1,635  Toys R Us, Inc.*                                                                    31,065
                                                                                              ------------
                                                                                                 1,900,560
                                                                                              ------------
Shoes (0.14%)
         2,245  Nike, Inc. Class B                                                                 110,813
           485  Reebok International Ltd.*                                                          10,069
                                                                                              ------------
                                                                                                   120,882
                                                                                              ------------
Steel (0.05%)
           642  Nucor Corp.                                                                         26,515
           735  USX-U.S. Steel Group                                                                10,577
           707  Worthington Industries, Inc.                                                         9,191
                                                                                              ------------
                                                                                                    46,283
                                                                                              ------------
Telecommunications (Long Distance) (1.64%)
        28,549  AT&T Corp.                                                                         435,372
        20,934  AT&T Wireless Group*                                                               302,287
         2,362  CITIZENS COMMUNICATIONS*                                                            20,998
         7,335  Global Crossing Ltd.*                                                                8,289
        23,896  MCI WorldCom, Inc.*                                                                321,401
         7,333  Sprint Corp.                                                                       146,660
         7,753  Sprint Corp. (PCS Group)*                                                          172,892
                                                                                              ------------
                                                                                                 1,407,899
                                                                                              ------------
Textile (Apparel Manufacturers) (0.06%)
           435  Liz Claiborne, Inc.                                                                 19,793
           927  VF Corp.                                                                            30,795
                                                                                              ------------
                                                                                                    50,588
                                                                                              ------------
Tobacco (1.04%)
        18,200  Philip Morris Cos., Inc.                                                           851,760
         1,352  UST Inc.                                                                            45,441
                                                                                              ------------
                                                                                                   897,201
                                                                                              ------------
Toys (0.11%)
         1,428  Hasbro, Inc.                                                                        23,662
         3,566  Mattel, Inc.*                                                                       67,504
                                                                                              ------------
                                                                                                    91,166
                                                                                              ------------
Waste Management (0.17%)
         1,633  Allied Waste Industries, Inc.*                                                      16,199
         5,176  Waste Management, Inc.                                                             126,812
                                                                                              ------------
                                                                                                   143,011
                                                                                              ------------
                Total Industrial                                                                59,444,869
                                                                                              ------------
TRANSPORTATION (0.70%)

Airlines (0.17%)
         1,272  AMR Corp.*                                                                          23,150
         1,018  Delta Air Lines, Inc.                                                               23,271
         6,302  Southwest Airlines Co.                                                             100,202
           556  USAir Group, Inc.*                                                                   2,563
                                                                                              ------------
                                                                                                   149,186
                                                                                              ------------
Railroads (0.36%)
         3,241  Burlington Northern Santa Fe Corp.                                                  87,086
         1,766  CSX Corp.                                                                           59,514
         3,183  Norfolk Southern Corp.                                                              53,315
         2,051  Union Pacific Corp.                                                                106,673
                                                                                              ------------
                                                                                                   306,588
                                                                                              ------------
Transportation (Miscellaneous) (0.17%)
         2,541  FEDEX CORp.*                                                                       104,384
           500  Ryder System, Inc.                                                                   9,350
         1,100  SABRE HOLDINGS CORP.*                                                               28,930
                                                                                              ------------
                                                                                                   142,664
                                                                                              ------------
                Total Transportation                                                               598,438
                                                                                              ------------
UTILITIES (6.07%)

Electric Companies (2.60%)
         4,403  AES Corp.*                                                                          60,982
         1,032  Allegheny Energy Inc.                                                               37,720
         1,136  Ameren Corp.                                                                        45,554
         2,666  American Electric Power Co., Inc.                                                  111,705
         2,472  Calpine Corporation*                                                                61,182
         1,316  CINergy Corp.                                                                       39,717
         1,093  CMS Energy Corp.                                                                    23,510
         1,755  Consolidated Edison, Inc.                                                           69,305
         1,356  Constellation Energy Group                                                          30,334
         2,047  DOMINION RESOURCES                                                                 125,113
         1,364  DTE Energy Co.                                                                      56,865
         6,387  Duke Power Co.                                                                     245,325
         2,698  DYNEGY INC                                                                          96,858
         2,696  Edison International*                                                               38,310
         1,826  Entergy Corp.                                                                       70,940
         2,653  EXELON CORP*                                                                       111,612
         1,853  Firstenergy Corp.                                                                   63,854
         1,456  FPL Group, Inc.                                                                     77,314
           989  GPU Inc.                                                                            39,214
         1,137  KEYSPAN CORP.                                                                       37,726
         2,809  MIRANT CORP.*                                                                       73,034
         1,327  Niagara Mohawk Power Corp.*                                                         23,780
         1,709  NiSource Inc.                                                                       40,589
         3,203  PG & E Corporation*                                                                 57,846
           701  Pinnacle West Capital Corp.                                                         29,547
           651  POWER-ONE INC.*                                                                      5,149
         1,209  PPL CORPORATION                                                                     41,287
         1,795  PROGRESS ENERGY INC.                                                                75,695
         1,721  Public Service Enterprise Group Inc.                                                67,739
         2,462  Reliant Energy Inc.                                                                 68,813
         5,669  Southern Co.                                                                       135,489
         2,125  Texas Utilities Co.                                                                 97,410
         2,840  XCEL ENERGY INC.                                                                    80,315
                                                                                              ------------
                                                                                                 2,239,833
                                                                                              ------------
Natural Gas (0.23%)
         6,173  Enron Corp.                                                                         85,805
           947  Kinder Morgan, Inc.                                                                 47,000
           376  NICOR, Inc.                                                                         14,623
             4  Oneok, Inc.                                                                             69
           294  Peoples Energy Corp.                                                                11,257
         1,705  Sempra Energy                                                                       39,897
                                                                                              ------------
                                                                                                   198,651
                                                                                              ------------
Telephone (3.24%)
        15,507  BellSouth Corp.                                                                    573,759
         1,168  Century Tel, Inc.                                                                   36,908
        27,866  SBC Communications Inc.                                                          1,061,973
        22,379  VERIZON COMMUNICATIONS                                                           1,114,698
                                                                                              ------------
                                                                                                 2,787,338
                                                                                              ------------
                Total Utilities                                                                  5,225,822
                                                                                              ------------
FINANCIAL (16.20%)

Banks (1.12%)
         6,086  Bank of New York, Inc.                                                             206,985
         1,796  Charter One Financial                                                               48,940
         1,477  Comerica, Inc.                                                                      68,075
         4,762  Fifth Third Bancorp                                                                268,672
         1,842  Northern Trust Corp.                                                                93,003
         1,883  Regions Financial Corp.                                                             50,672
         2,813  Southtrust Corp.                                                                    63,743
         2,693  State Street Boston                                                                122,639
         1,135  Union Planters Corp.                                                                45,967
                                                                                              ------------
                                                                                                   968,696
                                                                                              ------------
Brokerage (1.25%)
           869  Bear Stearns Co., Inc.                                                              46,926
        11,469  Charles Schwab Corp.                                                               147,720
         2,040  Lehman Brothers Holdings, Inc.                                                     127,418
         6,945  Merrill Lynch & Co., Inc.                                                          303,566
         9,208  Morgan Stanley Dean Witter & Co.                                                   450,455
                                                                                              ------------
                                                                                                 1,076,085
                                                                                              ------------
Financial Miscellaneous (2.71%)
        10,948  American Express Co.                                                               322,200
         1,725  Capital One Financial Corp.                                                         71,260
           980  Countrywide Credit Industries, Inc.                                                 39,130
         5,731  Federal Home Loan Mortgage Corp.                                                   388,676
         8,277  Federal National Mortgage Assn.                                                    670,106
         3,838  Household International, Inc.                                                      200,727
         2,281  Marsh & McLennan Cos., Inc.                                                        220,687
         1,227  MBIA, Inc.                                                                          56,516
         7,048  MBNA Corp.                                                                         194,595
         2,401  Synovus Financial Corp.                                                             55,270
         1,349  USA EDUCATIONAL INC.                                                               110,024
                                                                                              ------------
                                                                                                 2,329,191
                                                                                              ------------
Insurance (0.46%)
         4,352  AFLAC, Inc.                                                                        106,450
           875  AMBAC, Inc.                                                                         42,000
         2,167  Aon Corp.                                                                           82,433
         1,331  Cincinnati Financial Corp.                                                          49,513
         1,186  Equifax, Inc.                                                                       26,519
           611  Progressive Corp. of Ohio                                                           84,752
                                                                                              ------------
                                                                                                   391,667
                                                                                              ------------
Investment Management (0.16%)
         2,190  Franklin Resources Corp.                                                            70,299
         1,815  STILWELL FINACIAL INC.                                                              36,500
         1,018  T. Rowe Price                                                                       28,260
                                                                                              ------------
                                                                                                   135,059
                                                                                              ------------
Life Insurance (0.20%)
         2,795  Conseco Co., Inc.*                                                                   8,357
         1,259  Jefferson-Pilot Corp.                                                               52,060
         1,555  Lincoln National Corp.                                                              65,853
         2,363  Providian Financial Corp.                                                            9,192
         1,038  Torchmark Corp.                                                                     38,437
                                                                                              ------------
                                                                                                   173,899
                                                                                              ------------
Major Regional Banks (2.70%)
         3,064  Amsouth Bancorp                                                                     52,977
         3,625  BB&T Corp.                                                                         116,362
         8,962  FLEET BOSTON CORP.                                                                 294,491
         2,077  Huntington Bancshares Inc.                                                          32,048
         3,513  KeyCorp                                                                             74,686
         3,949  MELLON FINANCIAL CORP.                                                             132,686
         4,971  National City Corp.                                                                131,234
         2,392  PNC Bank Corp.                                                                     131,321
         2,417  SunTrust Banks, Inc.                                                               144,682
        15,767  U.S. BANCORP                                                                       280,337
        11,600  Wachovia Corp.                                                                     331,760
        14,200  Wells Fargo Company                                                                560,900
           763  Zion                                                                                36,563
                                                                                              ------------
                                                                                                 2,320,047
                                                                                              ------------
Money Center Banks (1.96%)
         9,642  Banc One Corp.                                                                     320,018
        13,263  Bank Of America                                                                    782,384
        16,426  JP MORGAN CHASE & CO.                                                              580,823
                                                                                              ------------
                                                                                                 1,683,225
                                                                                              ------------
Multi-Line Insurance (5.01%)
         1,180  AETNA INC.*                                                                         32,615
         5,994  Allstate Corp.                                                                     188,092
        21,678  American International Group, Inc.                                               1,703,891
         1,240  CIGNA Corp.                                                                         90,396
        41,606  Citigroup, Inc.                                                                  1,893,905
         1,961  Hartford Financial Services Group                                                  105,894
         2,550  John Hancock                                                                        86,904
         6,203  METLIFE INC.                                                                       166,861
         1,997  UNUMPROVIDENT CORP.                                                                 44,793
                                                                                              ------------
                                                                                                 4,313,351
                                                                                              ------------
Property-Casualty Insurance (0.30%)
         1,451  Chubb Corp.                                                                         99,102
           886  MGIC Investment Corp.                                                               45,842
         1,057  SAFECO Corp.                                                                        32,598
         1,775  St. Paul Cos., Inc.                                                                 81,473
                                                                                              ------------
                                                                                                   259,015
                                                                                              ------------
Savings & Loans Companies (0.33%)
         1,314  Golden West Financial Corp.                                                         63,860
         7,262  Washington Mutual Inc.                                                             219,240
                                                                                              ------------
                                                                                                   283,100
                                                                                              ------------
                Total Financial                                                                 13,933,335
                                                                                              ------------
                Total Common Stock (cost $64,413,672)                                           79,202,464
                                                                                              ------------

Principal
 Amount
--------------

SHORT-TERM INVESTMENTS, (8.36%)

Repurchase Agreement, (6.39%)(b)
    $5,497,000   Fuji Securities
                 2.60%; 11/1/01 (cost $5,497,000 ; maturity value $5,497,397)                    5,497,000
                                                                                              ------------
United States Treasury Bill (1.97%)(c)
     1,700,000   3.35%; 11/29/01 (cost $1,695,597)                                                1,695,597
                                                                                              ------------
Total Short-term Investments
(cost $7,192,597)                                                                                7,192,597
                                                                                              ------------
Total Investments (cost $71,606,269)(a)
(100.42%)(a)                                                                                    86,395,061
                                                                                              ------------
Liabilities Less Other Assets (-0.42%)                                                            (364,530)
                                                                                              ------------
Net Assets (100.00%)                                                                          $ 86,030,531
                                                                                              ============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $71,606,269. At October 31, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:



                Gross unrealized appreciation                                                 $ 26,931,321
                Gross unrealized depreciation                                                  (12,142,529)
                                                                                              ------------
                Net unrealized appreciation                                                     14,788,792
                                                                                              ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $5,610,733 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 2001, the market value of $1,695,597 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 2001:
    (Contracts-$250 times premium/delivery
    month/commitment)
                                                                                                Unrealized
                                                                                              Depreciation
                                                                                              ------------
                S&P 500 Stock Index:
                75/Dec/Sell                                                                   $   (429,375)
                                                                                              ============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                              October 31, 2001
RIGHTIME
Family of Funds
                                                                     The Rightime MidCap Fund
                                                                     Portfolio of Investments
---------------------------------------------------------------------------------------------
                                                                                        Value
   Shares                                                                            (Note 1)
-------------                                                                    ------------

COMMON STOCK (92.16%)

INDUSTRIALS (67.49%)

Aerospace/Defense (0.20%)
        1,588    Precision Castparts Corp.                                       $     36,111
          322    Sequa Corp. Class A*                                                  14,329
                                                                                 ------------
                                                                                       50,440
                                                                                 ------------
Auto Parts After Market (0.54%)
          640    Bandag, Inc.                                                          16,768
        1,230    SPX Corp.                                                            122,508
                                                                                 ------------
                                                                                      139,276
                                                                                 ------------
Auto Parts & Equipment(0.49%)
        2,042    ARVINMERITOR INC.                                                     30,671
          816    Borg-Warner Automotive, Inc.                                          34,859
        1,980    Lear Company*                                                         60,786
                                                                                 ------------
                                                                                      126,316
                                                                                 ------------
Biotechnology (2.78%)
        1,721    Cor Therapeutics Inc.*                                                38,774
        1,824    Edwards Lifesciences*                                                 46,329
        6,006    Genzyme Corp.*                                                       324,024
        2,936    Gilead Sciences, Inc.*                                               184,674
        2,039    Incyte Genomics, Inc.*                                                30,381
        2,708    Protein Design Labs Inc.*                                             89,391
                                                                                 ------------
                                                                                      713,573
                                                                                 ------------
Broadcast Media (0.94%)
        1,466    Emmis Communications*                                                 19,864
        1,403    Entercom Communications Corp.*                                        47,281
        3,379    Hispanic Broadcasting Corp.*                                          56,632
        1,553    Macrovision Corp.*                                                    38,219
        3,345    Westwood One, Inc.*                                                   79,587
                                                                                 ------------
                                                                                      241,583
                                                                                 ------------
Building Materials (0.35%)
        1,274    Granite Construction Co.                                              31,723
        1,466    Martin Marietta Materials, Inc.                                       58,523
                                                                                 ------------
                                                                                       90,246
                                                                                 ------------
Chemicals & Materials (2.85%)
          904    A. Schulman Inc.                                                      10,758
        2,101    Airgas, Inc.*                                                         28,258
        1,422    Albemarle Corp.                                                       28,355
        2,024    Cabot Corp.                                                           67,804
          743    Cabot Microelectronics Corp.*                                         49,246
        3,506    Crompton Corporation                                                  25,418
        1,252    Cytec Industries, Inc.*                                               29,960
        1,061    Ferro Corp.                                                           23,342
          438    H.B. Fuller Co.                                                       22,526
        3,558    IMC Global Inc.                                                       38,248
        3,832    Lam Research Corp.*                                                   72,655
        1,587    Lubrizol Corp.                                                        44,658
        3,645    Lyondell Petrochemical Co.                                            48,515
        1,346    Olin Corp.                                                            20,163
        3,169    RPM Inc. (Ohio)                                                       38,503
        3,211    Solutia Inc.                                                          38,532
        4,044    Waters Corporation*                                                  143,522
                                                                                 ------------
                                                                                      730,463
                                                                                 ------------
Commercial Services (Specialized) (2.74%)
        3,612    Apollo Group, Inc. Class A*                                          146,828
          762    Banta Corp.                                                           22,136
        2,219    Certegy Inc.*                                                         63,241
        2,162    Devry, Inc.*                                                          58,266
        1,317    Dycom Industries Inc.*                                                15,738
        1,970    Harte-Hanks, Inc.                                                     45,901
          830    Jacobs Engineering Group Inc.*                                        54,398
        1,111    Kelly Services, Inc. Class A                                          23,642
        1,161    Korn/Ferry Intl.*                                                      8,359
        2,350    Manpower Inc.                                                         67,116
        1,481    MASTEC Inc.*                                                           6,813
        3,030    Modis Professional Services*                                          15,877
          798    NCO Group, Inc.*                                                      13,047
        1,851    Quanta Services Inc.*                                                 28,135
          936    Rollins, Inc.                                                         15,210
        1,172    Sylvan Learning Systems*                                              26,253
        2,173    United Rentals Inc.*                                                  39,657
        1,655    Valassis Communications Inc.*                                         51,636
                                                                                 ------------
                                                                                      702,253
                                                                                 ------------
Communications Equipment (1.64%)
        1,223    Adtran Inc.*                                                          28,374
        2,515    Advanced Fibre Communications*                                        46,854
        1,183    Arris Group Inc.*                                                      6,968
        3,604    Cendant Corp.*                                                        46,708
          822    DSP Group Inc.*                                                       17,262
        1,202    L-3 Communications Holdings Inc.*                                    104,418
        1,500    Plantronics*                                                          31,170
        2,572    Polycom*                                                              77,109
        1,984    Powerwave Technologies Inc.*                                          30,355
        1,709    Price Communications Corp.*                                           31,018
                                                                                 ------------
                                                                                      420,236
                                                                                 ------------
Computer Hardware (1.71%)
        5,853    Enterasys Net*                                                        46,590
        1,203    Infocus Corporation*                                                  23,290
        1,981    Mentor Graphics Corp.*                                                37,560
        4,068    Microchip Technology, Inc.*                                          127,003
        1,207    Mips Technologies Inc.*                                               10,537
        4,687    Quantum Corp.*                                                        39,511
        2,107    Sandisk Corp.*                                                        23,051
        3,224    Storage Technology Corp.*                                             60,514
        1,670    Tech Data Corp.*                                                      71,292
                                                                                 ------------
                                                                                      439,348
                                                                                 ------------
Computer Software & Services (9.18%)
       10,484    3 Com Corp.*                                                          43,404
        2,766    Acxiom Corp.*                                                         32,611
        1,036    Advent Software Inc.*                                                 39,959
        1,558    Affiliated Computer Services*                                        137,182
        8,939    Ascential Software*                                                   33,789
        1,369    Avocent Corporation*                                                  25,546
        1,801    Bisys Group Inc.*                                                     93,688
        6,761    Broadwing Inc.*                                                       62,607
        7,710    Cadence Design Systems, Inc.*                                        162,989
        4,522    Ceridian Corp.*                                                       74,568
        2,380    Checkfree Corporation*                                                33,510
        1,640    CSG Systems Intl Inc.*                                                51,266
        3,801    DST Systems, Inc.*                                                   155,651
        4,123    Electronic Arts*                                                     212,170
        2,690    Gartner Group, Inc. Class B*                                          23,941
        2,743    Henry (Jack) & Associates                                             67,642
        2,101    Keane, Inc.*                                                          29,750
        2,754    Legato Systems*                                                       23,106
        1,824    Macromedia Inc.*                                                      27,287
        1,576    National Instruments Corp.*                                           45,405
        4,237    Network Associates*                                                   81,350
        4,336    Nvidia*                                                              185,841
        1,772    RSA Security*                                                         21,335
        6,301    Rational Soft*                                                        82,669
        1,509    Retek Inc.*                                                           30,663
        8,325    SunGard Data Systems*                                                209,790
        3,163    Sybase Inc.*                                                          43,017
        1,235    Sykes Enterprises, Inc.*                                              11,905
        2,345    Symantec Corp.*                                                      128,952
        1,892    Synopsys, Inc.*                                                       88,924
        1,897    Titan Corp*                                                           49,569
        1,135    Transaction Systems Architects*                                       11,032
        2,429    Wind River Systems*                                                   34,832
                                                                                 ------------
                                                                                    2,355,950
                                                                                 ------------
Consumer Products (1.17%)
        1,460    Blyth Industries, Inc.                                                28,426
        1,203    Church and Dwight, Inc.                                               31,278
        1,349    Coach Inc.*                                                           37,637
        2,942    Dial Corp.                                                            49,073
        2,843    Energizer Holdings*                                                   46,881
        1,566    Tootsie Roll Industries                                               57,410
        1,507    Valspar Corp.                                                         50,590
                                                                                 ------------
                                                                                      301,295
                                                                                 ------------
Electrical Components & Other Equipment (2.66%)
        3,060    Arrow Electronics, Inc.*                                              74,817
       14,383    Atmel Corp.*                                                         114,345
        3,638    Avnet, Inc.                                                           75,052
        2,450    Cirrus Logic*                                                         27,268
          983    FEI Company*                                                          26,521
        2,312    Gentex Corp.*                                                         55,026
        1,814    Hubbell Inc. Class B                                                  49,558
        5,056    RF Micro Devices Inc.*                                               103,345
        2,461    Sensormatic Electronics Corp.*                                        62,977
        1,687    UCAR International, Inc.*                                             12,264
        4,275    Vishay Intertechnology, Inc.*                                         80,669
                                                                                 ------------
                                                                                      681,842
                                                                                 ------------
Electrical Equipment (0.91%)
        1,593    Commscope Inc.*                                                       31,143
        3,312    Integrated Device Technology, Inc.*                                   92,239
        1,127    Newport Corp.                                                         17,570
        4,558    SCI Systems, Inc.*                                                    92,573
                                                                                 ------------
                                                                                      233,525
                                                                                 ------------
Electronic (Semiconductors) (1.90%)
        1,846    Credence Systems Corp.*                                               25,106
        3,939    Cypress Semiconductor Corp.*                                          77,795
        1,941    Intl. Rectifier Corp.*                                                68,149
        3,356    Lattice Semiconductor*                                                58,730
        1,492    LTX Corp.*                                                            24,558
        2,853    Micrel Inc.*                                                          71,753
        2,145    Semtech Corp.*                                                        80,974
        2,637    Transwitch Corp.*                                                      8,728
        4,003    Triquint Semiconductor Inc.*                                          70,773
                                                                                 ------------
                                                                                      486,566
                                                                                 ------------
Food & Beverages (2.58%)
        1,080    Bob Evans Farms, Inc.                                                 20,315
        1,103    Dean Foods Corp.                                                      49,470
        1,731    Dole Food Co.                                                         35,243
          886    Dreyer's Grand Ice Cream, Inc.                                        28,972
        4,295    Hormel Foods Corp.                                                   103,080
        1,561    Interstate Bakeries                                                   36,793
          898    Lance, Inc.                                                           11,988
        2,134    McCormick & Co., Inc.                                                 93,384
        4,845    Pepsiamericas, Inc.                                                   63,179
          752    Smucker (J.M)                                                         25,154
          852    Suiza Foods*                                                          50,242
       14,712    Tyson Foods, Inc.                                                    144,030
                                                                                 ------------
                                                                                      661,850
                                                                                 ------------
Health Care Products (Distribution) (1.09%)
        3,189    Amerisource-Bergen Corp.*                                            202,693
        3,274    Apogent Technologies Inc.*                                            76,677
                                                                                 ------------
                                                                                      279,370
                                                                                 ------------
Health Care Services (4.05%)
        1,667    Apria Healthcare*                                                     38,341
        2,427    Express Scripts*                                                      99,361
        3,026    First Health Group Inc.*                                              81,702
        7,597    Health Management Associates Class A*                                148,066
        3,812    Health Net, Inc.*                                                     83,673
        1,192    Lifepoint Hospitals*                                                  37,167
        3,324    Lincare Holdings Inc.*                                                85,427
        2,886    Omnicare, Inc.                                                        57,374
        3,057    Oxford Health Plan*                                                   72,023
        1,043    Pacificare Health System*                                             17,272
        2,913    Quest Diagnostics*                                                   190,452
        2,190    Triad Hospitals*                                                      58,911
        1,128    Trigon Health*                                                        69,248
                                                                                 ------------
                                                                                    1,039,017
                                                                                 ------------
Homebuilding (0.51%)
        4,272    Clayton Homes Inc.                                                    59,808
        1,968    Lennar Corp                                                           71,360
                                                                                 ------------
                                                                                      131,168
                                                                                 ------------
Leisure Time (Products)(0.59%)
        2,380    Callaway Golf Co.                                                     34,010
        2,294    International Game Technology*                                       117,109
                                                                                 ------------
                                                                                      151,119
                                                                                 ------------
Leisure Time (Services) (0.98%)
        1,647    Intl Speedway Corp. Class A                                           61,137
        2,341    Mandalay Resort Group*                                                38,626
        9,194    Park Place Entertainment*                                             65,829
        2,849    Six Flags Inc.*                                                       33,618
        2,728    Viad Corp.                                                            53,196
                                                                                 ------------
                                                                                      252,406
                                                                                 ------------
Manufacturing (Diversified Industries) (1.82%)
        2,214    American Standard Cos., Inc.*                                        128,191
        1,022    Ametek Inc.                                                           27,594
          938    Carlisle Co., Inc.                                                    28,027
        1,430    Everest Re Group Ltd.                                                 95,595
        1,558    Furniture Brands Intl.*                                               37,408
        1,234    Harsco Corp.                                                          39,426
        1,155    Lancaster Colony Corp.                                                35,990
        1,520    Pentair, Inc.                                                         48,260
          576    Tecumseh Products Co. Class A                                         26,352
                                                                                 ------------
                                                                                      466,843
                                                                                 ------------
Manufacturing (Specialized Industries) (2.74%)
        2,213    AGCO Corp.                                                            25,582
          959    Albany International Corp.*                                           18,700
        1,604    Dentalsply International                                              72,164
        2,219    Diebold, Inc.                                                         80,550
        1,374    Donaldson Co., Inc.                                                   43,350
        1,411    Federal Signal Corp.                                                  28,587
        1,176    Flowserve Corp.*                                                      27,495
        1,092    Imation Corp.*                                                        22,899
          929    Kaydon Corp.                                                          17,558
        2,716    Kemet Corp.*                                                          48,562
          949    Kennametal, Inc.                                                      33,386
          911    Modine Manufacturing Co.                                              18,903
        1,621    Mohawk Industries, Inc.*                                              70,027
        1,010    Nordson Corp.                                                         22,654
        2,127    Steris Corp.*                                                         47,645
          875    Stewart & Stevenson Services, Inc.                                    12,933
        1,195    Teleflex Inc.                                                         47,800
        1,142    Trinity Industries, Inc.                                              28,413
        1,191    York International Corp.                                              36,492
                                                                                 ------------
                                                                                      703,700
                                                                                 ------------
Medical Products & Supplies (1.87%)
        1,868    Beckman Coulter, Inc.                                                 79,334
        1,937    Hillenbrand Industries, Inc.                                         102,700
        4,627    Idec Pharmaceuticals Corp.*                                          277,527
        1,754    VISX Incorporated*                                                    20,610
                                                                                 ------------
                                                                                      480,171
                                                                                 ------------
Miscellaneous (2.32%)
        3,073    American Water Works Co., Inc.                                       124,764
        1,619    Arch Coal                                                             35,699
        1,722    Catalina Marketing Corp.*                                             47,613
        1,542    Covanta Energy Corporation*                                           20,077
        1,062    Gtech Holdings Corp.*                                                 42,374
        2,041    Harris Corp.                                                          69,965
          607    Minerals Technologies, Inc.                                           24,826
        1,435    Ruddick Corp.                                                         21,884
        1,481    Sensient Technologies Corp.                                           24,081
        1,900    Sotheby's Holdings Class A*                                           25,384
        1,818    Telephone & Data Systems, Inc.                                       159,802
                                                                                 ------------
                                                                                      596,469
                                                                                 ------------
Office Equipment & Supplies (0.65%)
        2,354    Herman Miller, Inc.                                                   49,787
        1,837    Hon Industries, Inc.                                                  44,217
        2,273    Reynolds & Reynolds Class A                                           53,984
        1,270    Wallace Computer Services, Inc.                                       19,685
                                                                                 ------------
                                                                                      167,673
                                                                                 ------------
Oil & Gas (2.79%)
        1,678    Cooper Cameron Corp.*                                                 65,442
        2,023    Equitable Resources Inc.                                              66,577
        1,956    Hanover Compressor Co.*                                               53,946
        1,397    Murphy Oil Corp.                                                     111,062
        2,507    National-Oilwell Inc.*                                                46,430
        1,754    Noble Affiliates, Inc.                                                64,845
        2,450    Pennzoil-Quaker State Co.                                             28,738
        3,045    Pioneer Natural Resources                                             51,795
        2,216    Ultramar Diamond Shamrock                                            110,911
        1,899    Valero Energy                                                         71,402
        2,965    Varco International Inc.*                                             44,475
                                                                                 ------------
                                                                                      715,623
                                                                                 ------------
Oil & Gas Drilling (2.94%)
        5,101    BJ Services Co.*                                                     130,535
        4,305    ENSCO International, Inc.                                             85,239
        5,473    Global Marine, Inc.*                                                  88,115
        3,387    Grant Prideco Inc.*                                                   30,788
        1,569    Helmerich & Payne, Inc.                                               47,588
        5,278    Ocean Energy                                                          96,324
        1,820    Pride International                                                   23,405
        1,568    Smith International, Inc.*                                            74,166
        1,877    Tidewater, Inc.                                                       56,723
        3,525    Weatherford, Inc.*                                                   120,661
                                                                                 ------------
                                                                                      753,544
                                                                                 ------------
Paper/Forest Products/Containers (1.57%)
        1,562    Bowater, Inc.                                                         69,853
        1,590    Longview Fiber Co.                                                    17,490
        1,316    P.H. Glatfelter Co.                                                   19,740
        3,303    Packaging Corporation America*                                        58,463
        3,424    Plum Creek Timber                                                     94,595
          877    Potlatch Corp.                                                        21,969
          842    Rayonier Inc.                                                         36,021
        2,951    Sonoco Products                                                       69,260
        1,595    Wausau-Mosinee Paper Corp.                                            16,508
                                                                                 ------------
                                                                                      403,899
                                                                                 ------------
Pharmaceuticals (3.06%)
        1,096    Barr Laboratories*                                                    79,789
        1,801    Covance Inc.*                                                         33,048
        2,508    ICN Pharmaceuticals, Inc.                                             60,719
        6,190    IVAX Corp.*                                                          127,205
        6,748    Millennium Pharmaceuticals*                                          171,804
        3,873    Mylan Laboratories, Inc.                                             142,798
        2,413    Sepracor Inc.*                                                       114,473
        2,304    Vertex Pharmaceuticals Inc.*                                          56,448
                                                                                 ------------
                                                                                      786,284
                                                                                 ------------
Publishing (1.82%)
        3,397    A. H. Belo Corp. Class A                                              58,089
        2,492    Dun & Bradstreet Corp.*                                               77,890
        1,359    Lee Enterprises, Inc.                                                 46,818
          711    Media General, Inc. Class A                                           29,578
        3,178    Reader's Digest Assn.                                                 56,251
        1,089    Scholastic Corp.*                                                     48,678
          294    Washington Post Co. Class B                                          150,087
                                                                                 ------------
                                                                                      467,391
                                                                                 ------------
Restaurants (0.81%)
        3,093    Brinker International, Inc.*                                          78,575
        1,715    CBRL Group                                                            43,064
        2,360    Outback Steakhouse*                                                   68,086
          696    Papa John's Pizza*                                                    19,391
                                                                                 ------------
                                                                                      209,116
                                                                                 ------------
Retail Stores (General Merchandise) (1.20%)
        2,257    BJ's Wholesale Club*                                                 114,588
        3,478    Dollar Tree Stores*                                                   78,151
        1,176    Fastenal Co.                                                          69,443
        1,753    Williams-Sonoma, Inc.*                                                45,403
                                                                                 ------------
                                                                                      307,585
                                                                                 ------------
Retail Stores (Specialty) (1.86%)
        2,021    Barnes & Noble Inc.*                                                  74,272
        2,478    Borders Group, Inc.*                                                  38,632
        2,722    CDW Computer Centers Inc.*                                           125,348
        1,509    Claire's Stores, Inc.                                                 18,244
          912    Lands' End, Inc.*                                                     29,220
        1,171    Longs Drug Store                                                      26,664
        1,478    Neiman Marcus Group Inc. Class A                                      39,389
          687    Payless Shoesource Inc.*                                              36,308
        2,278    Perrigo Co.*                                                          33,692
        4,397    Saks Holding*                                                         29,900
          803    Superior Industries International, Inc.                               26,531
                                                                                 ------------
                                                                                      478,200
                                                                                 ------------
Retail Stores (Specialty - Apparel) (0.76%)
        3,072    Abercrombie & Fitch Co.-Cl.A*                                         57,815
        2,160    American Eagle Outfitters*                                            59,184
        2,497    Ross Stores, Inc.                                                     78,156
                                                                                 ------------
                                                                                      195,155
                                                                                 ------------
Steel (0.18%)
        3,341    AK Steel Holding Corp.*                                               30,403
          684    Carpenter Technology Corp.                                            14,877
                                                                                 ------------
                                                                                       45,280
                                                                                 ------------
Textile Specialty (0.45%)
        3,748    Jones Apparel Group, Inc.*                                           103,445
        1,664    Unifi, Inc.*                                                          12,563
                                                                                 ------------
                                                                                      116,008
                                                                                 ------------
Tobacco (0.79%)
        3,134    R.J. Reynolds Tobacco Holdings                                       175,629
          846    Universal Corp.                                                       27,360
                                                                                 ------------
                                                                                      202,989
                                                                                 ------------
                 Total Industrial                                                  17,323,772
                                                                                 ------------
TRANSPORTATION (1.97%)

Airfreight (0.81%)
        1,491    Airborne Inc.                                                         14,895
        2,623    C. H. Robinson Worldwide                                              70,218
        1,473    EGL Inc.*                                                             17,809
        1,614    Expeditors International Wash Inc.                                    72,953
        1,605    Pittston Services Group                                               30,896
                                                                                 ------------
                                                                                      206,771
                                                                                 ------------
Airlines (0.14%)
          821    Alaska Air Group, Inc.*                                               20,032
        1,185    Atlas Air Inc.*                                                       15,298
                                                                                 ------------
                                                                                       35,330
                                                                                 ------------
Railroads (0.15%)
        1,502    GATX Corp.                                                            39,728
                                                                                 ------------
                                                                                       39,728
                                                                                 ------------
Shipping (0.51%)
        1,256    Alexander & Baldwin, Inc.                                             27,971
        1,097    Newport News Shipbuilding                                             75,912
        1,060    Overseas Shipholding Group Inc.                                       26,383
                                                                                 ------------
                                                                                      130,266
                                                                                 ------------
Truckers (0.36%)
        1,513    CNF Transportation Inc.                                               33,422
        1,094    J.B. Hunt Transport Services, Inc.*                                   15,032
        2,593    Swift Transportation, Co.*                                            44,055
                                                                                 ------------
                                                                                       92,509
                                                                                 ------------
                 Total Transportation                                                 504,604
                                                                                 ------------
UTILITIES (6.63%)

Electric Utilities (5.47%)
        2,548    Allete                                                                56,056
        2,451    Alliant Energy Corp.                                                  72,059
          805    Black Hills Corp.                                                     22,105
        1,397    Cleco Corp.                                                           28,094
        2,750    Conectiv Inc.                                                         64,900
        3,925    DPL, Inc.                                                             90,275
        1,733    DQE, Inc.                                                             32,407
        3,607    Energy East Corp.                                                     67,884
        1,918    Great Plains Energy                                                   45,763
        1,006    Hawaiian Electric Industries Inc.                                     37,443
        1,160    Idacorp, Inc.                                                         44,080
        2,106    MDU Resources Group Inc.                                              51,197
        3,217    Montana Power Co.                                                     19,173
        4,436    Northeast Utilities                                                   78,295
        1,644    Nstar                                                                 67,601
        2,416    OGE Energy Corp.                                                      52,331
        3,376    Potomac Electric Power Co.                                            72,280
        1,213    Public Service Co. of New Mexico                                      29,719
        2,671    Puget Energy Inc.                                                     50,936
        3,247    Scana Corp.                                                           83,610
        3,069    Sierra Pacific Resources                                              44,531
        4,206    TECO Energy, Inc.                                                    108,304
        3,522    Utilicorp United, Inc.                                               104,356
        3,652    Wisconsin Energy Corp.                                                81,111
                                                                                 ------------
                                                                                    1,404,510
                                                                                 ------------
Gas Utilities (1.16%)
        1,686    AGL Resources Inc.                                                    34,816
        2,454    National Fuel & Gas Co.                                               57,448
        2,505    Questar Corp.                                                         55,110
        2,099    Vectren Corporation                                                   44,352
        1,007    Western Gas Resources Inc.                                            32,446
        2,186    Western Resources                                                     35,807
        1,442    WGL Holdings Inc.                                                     39,021
                                                                                 ------------
                                                                                      299,000
                                                                                 ------------
                 Total Utilities                                                    1,703,510
                                                                                 ------------
FINANCIAL (16.07%)

Banks (9.34%)
        2,051    Associated Banc-Corp.                                                 70,595
        1,517    Astoria Financial Corp.                                               79,021
        4,268    Banknorth Group Inc.                                                  93,597
        1,479    City National Corp.                                                   60,639
        3,431    Colonial Bancorp                                                      43,231
        3,969    Compass Bancshares, Inc.                                              99,344
        3,561    Dime Bancorp, Inc.                                                   120,647
        3,980    First Tennessee National Corp.                                       137,509
        1,431    First Virginia Banks, Inc.                                            64,653
        2,653    Firstmerit Corporation                                                61,231
        4,185    Golden State Bancorp                                                 106,132
        1,319    Greater Bay Bancorp                                                   30,060
        3,131    Green Point Financial Corp.                                          100,349
        4,904    Hibernia Corp. Class A                                                74,541
        1,892    Indymac Bancorp Inc.*                                                 48,587
        3,008    M & T Bank Corporation                                               197,024
        3,192    Marshall & Ilsley Corp.                                              187,179
        2,206    Mercantile Bankshares Corp.                                           84,313
        6,363    National Commerce Bancorp                                            144,758
        5,016    North Fork Bancorporation, Inc.                                      139,946
        2,478    Pacific Century Financial Corp.                                       57,737
        1,515    Provident Financial Group                                             32,436
        2,856    Roslyn Bancorp Inc.                                                   51,836
        1,530    Silicon Valley Bancshares                                             35,863
        7,651    Sovereign Bancorp, Inc.                                               75,745
        2,439    TCF Financial Corp.                                                  102,438
        1,104    Westamerica Bancorporation                                            40,340
        1,007    Wilmington Trust Corp.                                                57,198
                                                                                 ------------
                                                                                    2,396,949
                                                                                 ------------
Brokerage (0.88%)
        2,490    A.G. Edwards & Sons, Inc.                                             98,455
        9,898    E Trade Group*                                                        64,634
          983    Investment Technology Group*                                          63,315
                                                                                 ------------
                                                                                      226,404
                                                                                 ------------
Financial Miscellaneous (2.56%)
        2,566    Americredit Corp.*                                                    39,773
        2,150    Eaton Vance Corp.                                                     60,415
          984    Investors Financial Services Corp.                                    52,054
        1,778    Labranche & Co Inc.*                                                  51,366
        2,022    Legg Mason, Inc.                                                      85,146
        2,277    Neuberger Berman Inc.                                                 79,422
        3,365    SEI Investments Company                                              103,474
        1,375    The PMI Group Inc.                                                    76,244
        2,471    Waddell & Reed Financial-A                                            62,986
        1,527    Webster Financial Corp.                                               46,344
                                                                                 ------------
                                                                                      657,224
                                                                                 ------------
Insurance (3.29%)
        1,635    Allmerica Financial Corporation                                       63,765
        2,103    American Financial Group, Inc.                                        46,539
        1,926    Choicepoint Inc.*                                                     82,394
        2,500    Gallagher (Arthur J.) & Co.                                           91,350
        1,822    HCC Insurance Holdings Inc.                                           50,087
        1,256    Horace Mann Educators Corp.                                           23,801
        1,715    Leucadia National Corp.                                               49,701
        1,537    Mony Group Inc.                                                       46,371
        1,862    Ohio Casualty Corp.                                                   28,396
        3,675    Old Republic International Corp.                                      93,235
        1,283    Plexus Corp.                                                          32,075
        2,125    Protective Life Corp.                                                 58,544
        2,876    Radian Group Inc.                                                     97,410
        2,093    Unitrin, Inc.                                                         80,790
                                                                                 ------------
                                                                                      844,458
                                                                                 ------------
                 Total Financial                                                    4,125,035
                                                                                 ------------
                 Total Common Stock (cost $25,683,372)                             23,656,921
                                                                                 ------------
Principal
 Amount
-------------

SHORT-TERM INVESTMENTS, (8.70%)

Repurchase Agreement, (5.98%)(b)
  $1,536,000     Fuji Securities
                 2.60%; 11/01/2001 (cost $1,536,000 ; maturity value $1,536         1,536,000
                                                                                 ------------
United States Treasury Bill (2.72%)(c)
     700,000     3.35%; 11/29/2001 (cost $698,187)                                    698,187
                                                                                 ------------
Total Short-term Investments (cost $2,234,187)                                      2,234,187
                                                                                 ------------

Total Investments (cost $27,917,559) (100.86%) (a)                                 25,891,108

Liabilities Less Other Assets (-0.86%)                                               (222,369)
                                                                                 ------------
Net Assets (100.00%)                                                              $25,668,739
                                                                                 ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $27,917,559. At October 31, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:



                 Gross unrealized appreciation                                      4,221,925
                 Gross unrealized depreciation                                     (6,248,376)
                                                                                 ------------
                 Net unrealized depreciation                                      $(2,026,451)
                                                                                 ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $1,567,780 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 2001, the market value of $698,187 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 2001:
    (Contracts-$500 times premium/delivery
    month/commitment)

                                                                                   Unrealized
                                                                                 Depreciation
                                                                                 ------------
                 S&P 400 MidCap Stock Index:
                 24/Dec/Sell                                                         $(97,200)
                                                                                 ============

See accompanying notes to financial statements





                                                                                                    Statements of
[RIGHTIME LOGO]                                                                                        Assets and
RIGHTIME                                                                                              Liabilities
Family of Funds                                                                                  October 31, 2001
-----------------------------------------------------------------------------------------------------------------

                                                                                  The Rightime       The Rightime
                                                               The Rightime          Blue Chip             MidCap
                                                                       Fund               Fund               Fund
                                                               ------------       ------------       ------------
ASSETS
Investments in securities, at market value
(Identified cost $44,162,934; $71,606,269
and $27,917,559, respectively) (Note 1)                         $41,768,991        $86,395,061        $25,891,108
Cash                                                                     92                857                 37
Receivables:
Dividends and interest                                               45,745             76,359             17,217
Fund shares sold                                                        937             14,218              3,901
Variation Margin                                                    222,000                 --                 --
                                                               ------------       ------------       ------------
Total assets                                                     42,037,765         86,486,495         25,912,263
                                                               ------------       ------------       ------------
LIABILITIES
Payables:
Variation margin                                                         --             52,500             39,000
Fund shares repurchased                                             138,377            355,355            186,508
Accrued expenses                                                     16,317             48,109             18,016
                                                               ------------       ------------       ------------
Total liabilities                                                   154,694            455,964            243,524
                                                               ------------       ------------       ------------
NET ASSETS (applicable to 1,843,527; 3,351,711 and
1,114,318 outstanding shares, respectively) (Note 4)
                                                                $41,883,071        $86,030,531        $25,668,739
                                                               ============       ============       ============
Net asset value and redemption price per share                       $22.72             $25.67             $23.04
                                                                    =======            =======            =======
Maximum offering price per share                                     $22.72             $26.95 (1)         $24.19 (1)
                                                                    =======            =======            =======
NET ASSETS
At October 31, 2001 net assets consisted of:
Paid-in capital                                                 $58,329,869        $52,490,167        $31,627,382
Undistributed net investment income                                 872,214                 --                 --
Undistributed net realized gain (loss)
on investments                                                  (15,448,069)        19,180,947         (3,834,992)
Net unrealized appreciation (depreciation) of investments        (2,393,943)        14,788,792         (2,026,451)
Net unrealized appreciation (depreciation) of futures
contracts                                                           523,000           (429,375)           (97,200)
                                                               ------------       ------------       ------------
                                                                $41,883,071        $86,030,531        $25,668,739
                                                               ============       ============       ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                              Statements of
RIGHTIME                                                                        Operations
Family of Funds                                        For the Year Ended October 31, 2001
------------------------------------------------------------------------------------------
                                                              The Rightime   The Rightime
                                               The Rightime     Blue Chip       MidCap
                                                   Fund           Fund           Fund
                                                -----------    -----------   -------------
INVESTMENT INCOME
Income
Dividends                                        $2,177,191     $1,630,655        $401,392
Interest                                            515,770      1,014,424         470,756
                                                -----------    -----------   -------------
Total income                                      2,692,961      2,645,079         872,148
                                                -----------    -----------   -------------
EXPENSES
Administrative services (Note 2)                    638,754      1,243,466         397,745
Investment advisory fees (Note 2)                   336,186        731,451         233,968
Distribution costs -- 12b-1 (Notes 2 and 3)         335,505        365,725         116,984
Distribution costs --
service charge (Notes 2 and 3)                      157,471        365,725         116,984
Transfer agent fees (Note 2)                        128,524        300,842          91,262
Legal and audit fees                                 50,962        134,773          43,763
Accounting services (Note 2)                         41,192         62,196          38,842
Reports to shareholders                              19,559         42,647          13,611
Directors fees                                       26,177         56,318          17,984
Custody fees                                         14,331         31,001          18,435
Registration fees                                    15,252         21,822          18,098
Insurance                                            14,027         29,249           9,150
Miscellaneous                                        23,888         69,939          25,761
                                                -----------    -----------   -------------
Total expenses                                    1,801,828      3,455,154       1,142,587
                                                -----------    -----------   -------------
Net investment income (loss)                        891,133       (810,075)       (270,439)
                                                -----------    -----------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) from security
transacations                                    (9,048,206)    17,695,347       4,542,371
Capital gain distribution from regulated
investment companies                              1,399,485             --              --
Net realized loss on futures contracts           (8,362,253)    (1,904,532)     (7,025,342)
Decrease in unrealized appreciation of
investments                                      (3,230,675)   (56,507,217)     (8,577,008)
Increase in unrealized appreciation of
future contracts                                  1,310,700      3,771,163       1,332,826
                                                -----------    -----------   -------------
Net loss on investments                         (17,930,949)   (36,945,239)     (9,727,153)
                                                -----------    -----------   -------------
Net decrease in net assets resulting
from operations                                ($17,039,816)  ($37,755,314)    ($9,997,592)
                                               ============   ============   =============

See accompanying notes to financial statements





[RIGHTIME LOGO]
RIGHTIME                                                                                                             Statements of
Family of Funds                                                                                              Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                     The Rightime Fund             The Rightime Blue Chip Fund
                                                           -----------------------------------  ----------------------------------
                                                            For Year Ended     For Year Ended    For Year Ended    For Year Ended
                                                           October 31, 2001   October 31, 2000  October 31, 2001  October 31, 2000
                                                           ----------------   ----------------  ----------------  ----------------
OPERATIONS
Net investment income (loss)                                    $   891,133       $  1,275,590       $  (810,075)     $ (1,421,107)
Net realized gain (loss) from security transactions              (9,048,206)         6,301,024        17,695,347        53,254,199
Capital gain distributions from regulated investment
companies                                                         1,399,485          3,409,087                --                --
Net realized loss on futures contracts                           (8,362,253)        (9,105,707)       (1,904,532)      (38,336,936)
Net increase (decrease) in unrealized appreciation
of investments                                                   (3,230,675)           149,609       (56,507,217)      (38,377,212)
Net increase (decrease) in unrealized appreciation of
futures contracts                                                 1,310,700           (829,200)        3,771,163        (2,082,450)
                                                               ------------       ------------      ------------      ------------
Net increase (decrease) in net assets resulting
from operations                                                 (17,039,816)         1,200,403       (37,755,314)      (26,963,506)



DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains on investments                     --        (12,890,857)      (12,835,143)         (325,283)
Distributions from net investment income                            (88,497)        (2,238,737)               --                --

CAPITAL SHARE TRANSACTIONS
Decrease in net assets resulting from
capital share transactions (Note 4)                             (29,103,851)       (10,585,944)      (60,680,395)      (64,409,226)
                                                               ------------       ------------      ------------      ------------
Total Decrease                                                  (46,232,164)       (24,515,135)     (111,270,852)      (91,698,015)

NET ASSETS
Beginning of year                                                88,115,235        112,630,370       197,301,383       288,999,398
                                                               ------------       ------------      ------------      ------------
End of year*                                                     41,883,071         88,115,235       $86,030,531      $197,301,383
                                                               ============       ============      ============      ============

* Including undistributed net investment income of:                 872,214             88,415                --                --
                                                               ============       ============      ============      ============


------------------------------------------------------------------------------------------------------
                                                                         The Rightime MidCap Fund
                                                                   -----------------------------------
                                                                    For Year Ended     For Year Ended
                                                                   October 31, 2001   October 31, 2000
                                                                   ----------------   ----------------
OPERATIONS
Net investment income (loss)                                           $   (270,439)      $   (271,610)
Net realized gain (loss) from security transactions                       4,542,371         10,973,206
Capital gain distributions from regulated investment
companies                                                                        --                 --
Net realized loss on futures contracts                                   (7,025,342)       (11,194,977)
Net increase (decrease) in unrealized appreciation
of investments                                                           (8,577,008)         4,405,200
Net increase (decrease) in unrealized appreciation of
futures contracts                                                         1,332,826         (2,560,276)
                                                                       ------------       ------------
Net increase (decrease) in net assets resulting
from operations                                                          (9,997,592)         1,351,543



DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains on investments                             --        (13,555,697)
Distributions from net investment income                                         --                 --

CAPITAL SHARE TRANSACTIONS
Decrease in net assets resulting from
capital share transactions (Note 4)                                     (27,078,393)        (2,302,116)
                                                                       ------------       ------------
Total Decrease                                                          (37,075,985)       (14,506,270)

NET ASSETS
Beginning of year                                                        62,744,724         77,250,994
                                                                       ------------       ------------
End of year*                                                           $ 25,668,739       $ 62,744,724
                                                                       ============       ============

* Including undistributed net investment income of:                              --                 --
                                                                       ============       ============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                               Financial
RIGHTIME                                                                     Highlights
Family of Funds                           (For A Share Outstanding Throughout Each Year)
---------------------------------------------------------------------------------------
                                                        Net
                                                     Realized
                                  Net                   and              Distributions
                                 Asset       Net    Unrealized               from
                                 Value   Investment    Gain        Total      Net
                               Beginning   Income   (Loss) on      From    Investment
                                of Year    (Loss)  Investments  Operations   Income
---------------------------------------------------------------------------------------
The Rightime Fund
2001                             $29.42    $0.48     $(7.15)     $(6.67)    $(0.03)
2000                              33.97     0.40      (0.27)       0.13      (0.69)
1999                              35.13     0.33       3.49        3.82      (0.41)
1998                              29.95     0.43       5.16        5.59      (0.41)
1997                              32.09     0.43      (1.24)      (0.81)     (0.42)
---------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001                             $35.91   ($0.24)    $(7.52)     $(7.76)     $0.00
2000                              40.33    (0.26)     (4.11)      (4.37)      0.00
1999                              40.98    (0.15)      4.13        3.98       0.00
1998                              32.27    (0.10)      8.83        8.73      (0.02)
1997                              31.88     0.03       0.83        0.86      (0.40)
---------------------------------------------------------------------------------------
The Rightime MidCap Fund
2001                             $28.61   $(0.24)    $(5.33)     $(5.57)     $0.00
2000                              34.19    (0.12)      0.62        0.50       0.00
1999                              35.19    (0.16)      5.71        5.55       0.00
1998                              29.12    (0.16)      7.13        6.97      (0.24)
1997                              29.02     0.27       1.33        1.60      (0.54)
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------


                                Distributions                Net
                                    from                    Asset
                                   Realized                 Value
                                   Capital      Total        End       Total
                                    Gains   Distributions  of Year    Return (1)
----------------------------------------------------------------------------
The Rightime Fund
2001                                $0.00     $(0.03)        $22.72   (22.69)%
2000                                (3.99)     (4.68)         29.42    (0.98)
1999                                (4.57)     (4.98)         33.97    10.61
1998                                 0.00      (0.41)         35.13    18.86
1997                                (0.91)     (1.33)         29.95    (2.77)
----------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001                               $(2.48)    $(2.48)        $25.67   (23.25)%
2000                                (0.05)     (0.05)         35.91   (10.86)
1999                                (4.63)     (4.63)         40.33     9.45
1998                                 0.00      (0.02)         40.98    27.06
1997                                (0.07)     (0.47)         32.27     2.63
----------------------------------------------------------------------------
The Rightime MidCap Fund
2001                                $0.00      $0.00         $23.04   (19.47)%
2000                                (6.08)     (6.08)         28.61     1.56
1999                                (6.55)     (6.55)         34.19    16.40
1998                                (0.66)     (0.90)         35.19    24.53
1997                                (0.96)     (1.50)         29.12     5.55
----------------------------------------------------------------------------

(1) Excludes sales charge





--------------------------------------------------------------------------------------------------------------
                                                                   RATIOS
--------------------------------------------------------------------------------------------------------------
                               Net Assets At The  Expenses to Average  Net Investment Income (loss)  Portfolio
                                 End Of Year          Net Assets         To Average Net Assets        Turnover
--------------------------------------------------------------------------------------------------------------
The Rightime Fund
2001                               $41,833,071           2.68%                    1.33%                213.82%
2000                                88,115,235           2.48                     1.17                 159.81
1999                               112,630,370           2.51                     0.89                 106.40
1998                               110,598,723           2.53                     1.12                 117.73
1997                               126,001,807           2.45                     1.16                  62.01
--------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2001                               $86,030,531           2.37%                   (0.55)                  3.58%
2000                               197,301,383           2.10                    (0.56)                  6.43
1999                               288,999,453           2.09                    (0.36)                 10.16
1998                               271,415,783           2.15                    (0.25)                  7.97
1997                               254,386,954           2.09                     0.05                  39.27
--------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2001                               $25,668,739           2.45%                   (0.58)%                17.62%
2000                                62,744,724           2.17                    (0.37)                 20.93%
1999                                77,250,994           2.16                    (0.48)                 50.75
1998                                67,492,574           2.25                    (0.46)                  0.00
1997                                69,295,196           2.15                     0.82                 107.08
--------------------------------------------------------------------------------------------------------------

For year ended October 31





                                                      October 31, 2001

[RIGHTIME LOGO]                            Notes to Financial Statements
RIGHTIME
Family of Funds

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.


FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                      Advisory  Administration   Distribution
                        Fee          Fee             Costs
                      --------  --------------  --------------
The Rightime Fund       .50%         .95%           .75%
The Rightime
Blue Chip Fund          .50%         .85%           .50%
The Rightime
MidCap Fund             .50%         .85%           .50%

During the year ended period October 31, 2001, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund               $178,789
The Rightime MidCap Fund                  $ 43,368

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment
Planning, Inc. were $520,628 and $142,230 respectively.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows:


                                      The Rightime Fund                                      The Rightime Blue Chip Fund
                     -------------------------------------------------------   ---------------------------------------------------
                            2001                           2000                       2001                          2000
                    ----------------------      ---------------------------   ------------------------    -----------------------
                    Shares         Value        Shares            Value       Shares         Value        Shares         Value
                    --------  ------------      ----------    -------------   ---------  -------------    --------   ------------
Shares sold          130,088  $  3,448,312        182,850      $  6,018,827     272,829  $   8,217,355      360,700  $ 14,090,047
Shares issued in
reinvestment
of distributions       2,977        87,333        456,479        14,904,043     378,382     12,747,680        7,758       323,587
                  ----------  ------------     ----------      ------------  ----------  -------------  -----------  ------------
                     133,065     3,535,645        639,329        20,922,870     651,211     20,965,035      368,458    14,413,634
Shares redeemed   (1,284,175)  (32,639,496)      (960,450)      (31,508,814) (2,794,510)   (81,645,428)  (2,039,212)  (78,822,859)
                  ----------  ------------     ----------      ------------  ----------  -------------  -----------  ------------
Net increase
(decrease)        (1,151,110) $(29,103,851)      (321,121)     $(10,585,944) (2,143,299)  $(60,680,393)  (1,670,754) $(64,409,225)
                  ==========  ============     ==========      ============  ==========  =============  ===========  ============


                                The Rightime MidCap Fund
                    -------------------------------------------------------
                            2001                           2000
                    ----------------------      ---------------------------
                    Shares         Value        Shares            Value
                    --------  ------------      ----------    -------------
Shares sold           99,619   $ 2,638,594        162,151       $ 4,807,229
Shares issued in
reinvestment
of distributions           0             0        475,885        13,538,931
                  ----------  ------------     ----------      ------------
                      99,619     2,638,594        638,036        18,346,160
Shares redeemed   (1,178,161)  (29,716,986)      (704,839)      (20,648,276)
                  ----------  ------------     ----------      ------------
Net increase
(decrease)        (1,078,542) $(27,078,392)       (66,803)      $(2,302,116)
                  ==========  ============     ==========      ============


NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended October 31, 2001 were as follows:


                                        Purchases           Sales
                                   --------------  --------------
The Rightime Fund                     $43,512,693     $41,839,098
The Rightime Blue Chip Fund           $ 4,567,484     $55,051,959
The Rightime MidCap Fund              $ 6,846,034     $35,844,164

NOTE 6 - SUBSEQUENT EVENTS

On December 7, 2001 an Agreement and Plan of Reorganization between the Rightime Fund, Inc. and Federated Equity Funds was executed. The Plan provides for: (I) transfer the assets of The Rightime Fund, The Rightime Blue Chip and The Rightime MidCap Fund (each, a "Fund") to the Federated Capital Appreciation Fund in exchange for Class A Shares of the beneficial interest in the Federated Fund; (2) distribution of such Class A Shares to the shareholders of each Fund inconnection with each Fund's liquidation; and (3) dissolution of the Rightime Fund, Inc. under state law and the deregistration of the Rightime Fund, Inc. under the Investment Company Act of 1940, as amended.






[RIGHTIME LOGO]
RIGHTIME
Family of Funds                                     Report of Independent
                                             Certified Public Accountants

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 2001 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 13, 2001